ENTITY-WIDE DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2023
Entity Wide Disclosures [Abstract]
Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group's revenue from external customers is divided into the following geographical areas:

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Revenue from external customers	$	$	$	$
Canada	37,866,756	35,431,209	136,272,790	81,007,166
United States	42,480,858	5,546,792	56,794,072	12,138,644
	80,347,614	40,978,001	193,066,862	93,145,810

Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s non-current assets are allocated to geographic areas as follows:

	September 30, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	654,556	185,327	839,883
Property, plant and equipment	90,855,153	96,806,660	187,661,813
Right-of-use assets	32,736,889	55,469,490	88,206,379
Intangible assets	183,799,520	8,468,157	192,267,677
Contract asset	13,234,458	—	13,234,458
	321,280,576	160,929,634	482,210,210
15 - ENTITY-WIDE DISCLOSURES (CONTINUED)

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937